INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal income tax rate	21.00%	21.00%	21.00%	21.00%
Deferred tax valuation allowance					$ 10,766	$ 5,837
Change in valuation allowance					4,900
Net operating loss carry forwards					$ 38,400
Operating loss expire term					expire in 2036
Remaining federal net operating losses					$ 35,100
Interest and penalties accrued
Expire in 2036 [Member]
Net operating loss carry forwards					$ 3,300